Leases (Details) - Schedule of operating lease activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Operating Lease Activities [Abstract]
Operating lease right-of-use assets obtained in exchange for lease liabilities	$ 9,674	$ 12,247	$ 7,526
Operating lease expense
Amortization of right-of-use assets	9,157	7,963	7,248
Interest of lease liabilities	1,656	1,585	1,339
Total	$ 10,813	$ 9,548	$ 8,587